WRL LETTERHEAD

                                    May 8, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: Western Reserve Life Assurance Co. of Ohio
          WRL Series Annuity Account
          WRL Freedom Conqueror
          File No. 33-49558

      CIK No. 0000841056

Dear Commissioners:

      On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and SAI contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 1999 via EDGAR.

                                    Sincerely,

                                    /s/ PRISCILLA I. HECHLER
                                        ------------------------
                                        Priscilla I. Hechler
                                        Assistant Vice President
                                        and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Mary Jane Wilson-Bilik, Esq.